Capital adequacy - Internally assessed economic capital excl. buffer (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure
Total liquid assets	kr 64,100	kr 73,900
Net liquidity outflows	14,900	16,400
Liquidity outflows	26,000	29,300
Liquidity inflows	kr 11,200	kr 13,900
Liquidity Coverage Ratio	518.00%	605.00%
Available stable funding	kr 272,500	kr 276,300
Requiring stable funding	kr 211,000	kr 210,500
Net Stable Funding Ratio	129.00%	131.00%
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 10,482	kr 10,748
Credit risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	7,205	7,350
Operational risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	432	434
Market risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	990	1,065
Other | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	155	199
Capital planning buffer | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 1,700	kr 1,700